Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2011
Registrant Name	dei_EntityRegistrantName	HIGHLAND FUNDS II
Central Index Key	dei_EntityCentralIndexKey	0000891079
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2011
Prospectus Date	rr_ProspectusDate	Sep. 15, 2011
Highland Trend Following Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGHLAND TREND FOLLOWING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Highland Trend Following Fund (the “Fund”) is to provide long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Fees and Expenses	hf891079_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses for Class A, Class C, Class R and Class Y Shares
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page [ ] of the this Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	hf891079_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Highland Funds II — equity funds or at least $100,000 in Highland Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page [ ] of the this Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge (CDSC) on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first year of purchase. There is no CDSC on Class C Shares thereafter.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	hf891079_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s predecessor, the Incline Capital Trend Following Fund (the “Predecessor Fund”) had a portfolio turnover rate 213% (not annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Highland Trend Following Fund is managed based on signals generated by the Incline Capital Smart Switch IndexTM. The Incline Capital Smart Switch IndexTM is a “technically weighted” index which means that it assigns a greater or lesser importance to asset classes based on signals derived from their price trends. For example, an individual asset class (such as stocks, bonds or commodities) may be assigned a heavier weighting in the portfolio based on its price being above its moving average or a lesser weighting if its price is below its moving average. The net effect being that the investment model “switches smartly” in and out of broad asset classes based on their trends, providing investors an active asset allocation fund.

These proprietary, top-down strategies are intended to profit from market trends in both directions, with little regard for the prospects of individual equity or debt securities. Specifically, the portfolio manager will seek to take long positions (i.e., buy securities) during upward trends in certain securities prices and conversely sell and/or take short positions during downward trends in the price of such securities. The portfolio manager seeks to lower overall Fund volatility through diversification of asset classes, as well as the use of cash. Additionally, the portfolio manager’s trend-following methods seek to provide returns which are un-correlated to traditional managers and investment “styles,” such as growth and value.

The Fund primarily invests in exchange traded funds (“ETFs”) which represent these broad asset classes as opposed to securities representing the debt or equity of individual companies. These ETFs invest primarily in (1) U.S. and foreign equity securities; (2) U.S. Government fixed income securities; (3) commodities; and (4) the U.S. dollar. ETFs are investment companies that seek to track the performance of securities indices or baskets of securities. The Fund’s portfolio may include ETFs that invest in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America. The Fund may invest up to 100% net long and 50% net short in international ETFs. The Fund also may invest in exchange traded notes (“ETNs”), in much the same manner in which it invests in ETFs. The Fund may also invest directly in the securities which comprise the ETFs and ETNs discussed above, such as individual equities and government obligations, but excluding physical commodities. The Fund’s investments in U.S. fixed income markets may include other investment companies, such as closed-end funds and other open-end mutual funds (together with ETFs and ETNs, “Underlying Funds”).

The Fund may employ both leveraged investment techniques as well as short positions, which allows the Fund a market exposure which can range from 150% net long to 50% net short. Such extremes however, will be uncommon. The portfolio manager will typically utilize ETFs to gain additional (leveraged) market exposure. The Fund may take a “short position” where the portfolio manager believes that the price of a security or value of an index will decline. The Fund may “short” a particular security by selling the security without owning it at the time of the sale, with the intent of later purchasing the security at a lower price. The Fund may also gain short exposure to an index by buying an ETF that has an inverse exposure to the index. The Fund is “non-diversified,” which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

In general terms, the portfolio manager buys investments during upward trends in their prices and sells them or takes short positions during downward trends in the price of such securities. The portfolio manager also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility. In other words, the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions, which is consistent with its primary investment objective of long-term capital appreciation with capital preservation as a secondary objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund primarily invests in exchange traded funds (“ETFs”) which represent these broad asset classes as opposed to securities representing the debt or equity of individual companies. These ETFs invest primarily in (1) U.S. and foreign equity securities; (2) U.S. Government fixed income securities; (3) commodities; and (4) the U.S. dollar. ETFs are investment companies that seek to track the performance of securities indices or baskets of securities. The Fund’s portfolio may include ETFs that invest in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America. The Fund may invest up to 100% net long and 50% net short in international ETFs. The Fund also may invest in exchange traded notes (“ETNs”), in much the same manner in which it invests in ETFs. The Fund may also invest directly in the securities which comprise the ETFs and ETNs discussed above, such as individual equities and government obligations, but excluding physical commodities. The Fund’s investments in U.S. fixed income markets may include other investment companies, such as closed-end funds and other open-end mutual funds (together with ETFs and ETNs, “Underlying Funds”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its investment objectives, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Exchange-Traded Notes Risk is the risk that ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index. The Fund will bear its proportionate share of any fees and expenses borne by the ETN.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities either directly or indirectly through investments in Underlying Funds may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Government Securities Risk is the risk associated with U.S. Government obligations. US. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk is the risk associated with the use of leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case, and dividends on Fund shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Mid-Cap Company Risk is the risk of investing either directly or indirectly through investments in Underlying Funds in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.

Portfolio Turnover Risk is the risk that the Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains, higher taxable distributions and lower after-tax performance.

Securities Market Risk is the risk that the value of securities owned by the Fund either directly or indirectly through investments in Underlying Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Short Sales Risk is the risk that short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies either directly or indirectly through investments in Underlying Funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Underlying Funds Risk is the risk that ETFs, mutual funds and closed-end funds in which the Fund may invest are subject to investment advisory and other expenses, which will be paid indirectly by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Predecessor Fund Performance	hf891079_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Predecessor Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is a newly created mutual fund that was organized to acquire the assets and liabilities of the Predecessor Fund in exchange for Class A Shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following information was derived from the performance records of the Predecessor Fund. The Fund has substantially similar objectives, strategies and policies as the Predecessor Fund, which was advised by the Fund’s investment adviser and sub-adviser.

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Predecessor Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Predecessor Fund’s Class A Shares compared to those of a broad-based securities market index. As with all mutual funds, the Predecessor Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions. The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. Class C, Class R and Class Y Shares of the Fund were not offered prior to the date of this Prospectus. The returns of Class C, Class R and Class Y Shares would have substantially similar returns as Class A because the classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses. Updated performance information is available by visiting www.highlandfunds.com or by calling 877-665-1287.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Predecessor Fund’s Class A Shares for each full calendar year since the Predecessor Fund’s inception and by showing how the average annual returns for the Predecessor Fund’s Class A Shares compared to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Predecessor Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of applicable sales charges for Class A Shares. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.highlandfunds.com or by calling 877-665-1287.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highlandfunds.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-665-1287
Calendar Year Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return (As of December 31 for Class A Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The highest calendar quarter total return for Class A Shares of the Predecessor Fund was 8.23% for the quarter ended December 31, 2010 and the lowest calendar quarter total return was -5.07% for the quarter ended June 30, 2010. The Predecessor Fund’s year-to-date total return for Class A Shares through June 30, 2011 was 1.90%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns in the table above are shown for Class A Shares only and will differ for Class C, Class R and Class Y Shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Highland Trend Following Fund | Class A, Highland Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A:
1 Year	rr_ExpenseExampleYear01	866
3 Years	rr_ExpenseExampleYear03	1,466
5 Years	rr_ExpenseExampleYear05	2,089
10 Years	rr_ExpenseExampleYear10	3,755
Calendar Year Total Return	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	(1.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter total return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter total return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Highland Trend Following Fund | Class C, Highland Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C: if you did not sell your shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	373
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,916
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,958
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C: if you sold all your shares at the end of the period
1 Year	rr_ExpenseExampleYear01	473
3 Years	rr_ExpenseExampleYear03	1,135
5 Years	rr_ExpenseExampleYear05	1,916
10 Years	rr_ExpenseExampleYear10	3,958
Highland Trend Following Fund | Class R, Highland Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R:
1 Year	rr_ExpenseExampleYear01	324
3 Years	rr_ExpenseExampleYear03	989
5 Years	rr_ExpenseExampleYear05	1,678
10 Years	rr_ExpenseExampleYear10	3,512
Highland Trend Following Fund | Class Y, Highland Trend Following Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y:
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	841
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	3,041
Highland Trend Following Fund | Returns Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Highland Trend Following Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Highland Trend Following Fund | Return After Taxes on Distributions and Redemptions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Redemptions
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Highland Trend Following Fund | BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US Dollar LIBOR 3 Month Constant Maturity Index	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009

[1]	The contingent deferred sales charge (CDSC) on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first year of purchase. There is no CDSC on Class C Shares thereafter.
[2]	The inception date of the Predecessor Fund is March 31, 2009.
[3]	The BofA Merrill Lynch US Dollar LIBOR Month Constant Maturity Index tracks the interest rate offered by a specific group of London banks for U.S. dollar deposits with a three-month maturity.